Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Goods in transit	$ 198
Finished goods	470
Inventory, net	$ 668